Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of interest rate risk exposure	The Company’s interest rate risk exposure is mainly related to the undrawn credit facility.

As at	Dec 31 2023	Dec 31 2022
Fixed interest rate debt:
Unsecured notes	$1,985,660	$1,983,374
Other limited recourse debt facilities	156,141	168,139
	$2,141,801	$2,151,513

Expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2023	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables [1]	$659,723	$659,723	$659,723	$—	$—	$—
Lease obligations [2]	872,120	1,174,346	172,197	266,499	220,681	514,969
Other long-term liabilities[2]	28,014	53,348	2,200	4,400	4,400	42,348
Long-term debt [2]	2,141,801	2,932,911	425,953	220,901	879,530	1,406,527
Cash flow hedges [3]	91,653	99,720	65,034	17,771	5,537	11,378
	$3,793,311	$4,920,048	$1,325,107	$509,571	$1,110,148	$1,975,222
[1]     Excludes tax, accrued interest and euro foreign currency hedges.
[2]     Contractual cash flows include contractual interest payments related to debt obligations and lease obligations.
[3] The expected cash flows of hedges are based on current valuations of the expected settlement amounts, which will fluctuate at settlement dependent on the market prices at the future settlement dates